Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related party transactions
Schedule of transactions with joint arrangements and associates

	2018	2017	2016
	€m	€m	€m
Sales of goods and services to associates	19	37	39
Purchase of goods and services from associates	1	90	118
Sales of goods and services to joint arrangements	194	19	21
Purchase of goods and services from joint arrangements	199	183	92
Net interest income receivable from joint arrangements[1]	120	87	92
Trade balances owed:
by associates	4	—	1
to associates	2	1	4
by joint arrangements	107	158	232
to joint arrangements	28	15	71
Other balances owed by joint arrangements[1]	1,328	1,209	108
Other balances owed to joint arrangements[1]	150	127	106

Note:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Hutchison Australia and Cornerstone Telecommunications Infrastructure Limited. Interest is paid in line with market rates.